Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Intangible Assets

Changes in intangible assets for the years ended December 31, 2017 and 2018, are as follows:

	2017
(In millions of Korean won)	Goodwill		Development costs[1]		Software		Frequency usage rights		Others		Total
Acquisition cost		492,105		1,483,205		838,532		2,531,654		1,154,993		6,500,489
Less: Accumulated amortization (including accumulated impairment loss and others)		(238,619)		(1,148,529)		(641,394)		(854,365)		(594,779)		(3,477,686)

Beginning, net	￦	253,486	￦	334,676	￦	197,138	￦	1,677,289	￦	560,214	￦	3,022,803
Acquisition and capital expenditure		—		247,863		60,475		—		78,373		386,711
Disposal and termination		—		(14,806)		(548)		—		(11,859)		(27,213)
Amortization		—		(151,718)		(73,174)		(311,146)		(99,112)		(635,150)
Impairment		(84,606)		—		(3)		—		(31,486)		(116,095)
Exclusion in scope of consolidation		—		(332)		(3,216)		—		(1,374)		(4,922)
Others		—		2,876		9,569		(1,201)		(4,674)		6,570

Ending, net	￦	168,880	￦	418,559	￦	190,241	￦	1,364,942	￦	490,081	￦	2,632,704

Acquisition cost		474,908		1,643,886		893,500		2,530,341		1,171,378		6,714,014
Less; Accumulated amortization (including accumulated impairment loss and others)		(306,028)		(1,225,327)		(703,259)		(1,165,399)		(681,297)		(4,081,310)

1	The Group’s development costs mainly consist of acquisition costs to develop a combined billing system and an information management system.

	2018
(In millions of Korean won)	Goodwill		Development costs		Software		Frequency usage rights		Others		Total
Acquisition cost		474,908		1,643,886		893,500		2,530,341		1,171,378		6,714,013
Less: Accumulated amortization (including accumulated impairment loss and others)		(306,028)		(1,225,327)		(703,259)		(1,165,399)		(681,297)		(4,081,310)

Beginning, net	￦	168,880	￦	418,559	￦	190,241	￦	1,364,942	￦	490,081	￦	2,632,703
Acquisition and capital expenditure		—		56,670		29,800		1,110,865		133,837		1,331,172
Disposal and termination		—		(3,436)		(736)		(558)		(10,687)		(15,417)
Amortization		—		(147,304)		(72,185)		(318,815)		(91,222)		(629,526)
Impairment		(518)		—		(222)		—		(12,256)		(12,996)
Inclusion in scope of consolidation		67,696		—		2,073		—		23,950		93,719
Others		—		10,621		16,973		66		(20,192)		7,468

Ending, net	￦	236,058	￦	335,110	￦	165,944	￦	2,156,500	￦	513,511	￦	3,407,123

Acquisition cost		542,074		1,680,372		947,312		3,641,231		1,253,281		8,064,270
Less; Accumulated amortization (including accumulated impairment loss and others)		(306,016)		(1,345,262)		(781,368)		(1,484,731)		(739,770)		(4,657,147)

Summary of Goodwill Allocated to Each Cash-Generation Unit

Goodwill is allocated to the Group’s cash-generating unit which is identified by operating segments. As at December 31, 2018, goodwill allocated to each cash-generation unit is as follows:

(In millions of Korean won) Cash generating Unit	Amount
Marketing/Customer
Telecom Wireless business[1]	￦	65,057
Finance
BC Card Co., Ltd.[2]		41,234
Others
GENIE Music Corporation (KT Music Corporation)[3]		55,114
PlayD Co., Ltd. (N SEARCH MARKETING Corporation)[4]		42,745
KT Telecop Co., Ltd.[1]		15,418
KT MOS Bukbu Co., Ltd and others		16,490

Total	￦	236,058

1

The recoverable amounts of mobile business are calculated based on value-in use calculations. These calculations use cash flow projections for the next five years based on financial budgets. An annual growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the long-term average growth rate of the industry which the cash-generate unit belongs in. The Group estimated its revenue growth rate 1.34% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 7.53% used reflected specific risks relating to the relevant CGUs. As a result of the impairment test, the Group concluded that the carrying amount of CGUs does not exceed the recoverable amount. Accordingly, the Group did not recognize the impairment loss on goodwill on mobile business for the years ended December 31, 2018 and 2017.

2

The recoverable amounts of BC Card Co., Ltd. are calculated based on value-in use calculations. These calculations use cash flow projections for the next five years based on financial budgets. An annual growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the long-term average growth rate of the industry which the cash-generate unit belongs in. The Group estimated its revenue growth rate 2.80% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 15.53% used reflected specific risks relating to the relevant CGUs. As a result of the impairment test, the Group concluded that the carrying amount of CGUs does not exceed the recoverable amount. Accordingly, the Group did not recognize the impairment loss on goodwill on BC Card Co., Ltd. for the years ended December 31, 2018 and 2017.

3	The recoverable amount of GENIE Music Corporation (KT Music Corporation) is calculated based on value in use calculation or fair value less cost to sell.

4

The recoverable amounts of PlayD Co., Ltd. (N search Marketing Co., Ltd.) are calculated based on value-in use calculations. These calculations use cash flow projections for the next five years based on financial budgets. An annual growth rate of 1.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the long-term average growth rate of the industry which the cash-generate unit belongs in. The Group estimated its revenue growth rate 5.44% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 10.42% used reflected specific risks relating to the relevant CGUs. As a result of the impairment test, the Group concluded that the carrying amount of CGUs does not exceed the recoverable amount. Accordingly, the Group did not recognize the impairment loss on goodwill on PlayD Co., Ltd. (N search Marketing Co., Ltd.) for the years ended December 31, 2018 and 2017.